Deferred Revenue - Movement (Details) $ in Thousands		12 Months Ended
	Mar. 28, 2025 USD ($)	Dec. 31, 2025 USD ($) oz $ / Ounce	Dec. 31, 2024 USD ($) oz $ / Ounce	Dec. 31, 2021 USD ($)
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Accretion of deferred revenue		$ 6,764	$ 2,501
Current portion of deferred revenue		12,800	31,712
Deferred revenue		92,950	$ 48,231
Cumulative quantity delivered | oz			45,177
Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Quantity delivered (in ounce) | oz			15,917
Balance, beginning of year		$ 62,989	$ 75,549
Advances received			3,249
Accretion of deferred revenue			2,501
Amortization of deferred revenue			(18,310)
Balance, end of year			62,989
Current portion of deferred revenue			14,758
Deferred revenue			48,231
Cumulative quantity delivered | oz		54,869
Royal Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Amortization due to change in estimate		$ 200	$ 3,000
Royal Gold | Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Quantity delivered (in ounce) | oz		9,692	15,917
Balance, beginning of year		$ 62,989
Advances received	$ 50,000	50,000		$ 100,000
Accretion of deferred revenue		6,764
Amortization of deferred revenue		(14,003)	$ (18,300)
Balance, end of year		105,750	$ 62,989
Current portion of deferred revenue		12,800
Deferred revenue		$ 92,950
Average cash consideration (in usd per ounce) | $ / Ounce		1,213	473